Document and Entity Information (USD $)	6 Months Ended
	Jul. 03, 2011	Aug. 09, 2011	Jun. 27, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	UFood Restaurant Group, Inc.
Entity Central Index Key	0001369233
Document Type	S-1
Document Period End Date	Jul. 03, 2011
Amendment Flag	true
Amendment Description	Amendment to S-1
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--01-02
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 10,176,259
Entity Common Stock, Shares Outstanding		44,815,976